Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of measurement of results for tax purposes
	2024	2023	2022
	US $ in millions
Current tax expenses
Current year	31.2	26.0	1,360.4
Taxes in respect of previous years	0.7	2.5	(2.6)
	31.9	28.5	1,357.8
Deferred tax expenses
Origination and reversal of temporary differences	19.3	(156.1)	40.5
Total income taxes in income statements	51.2	(127.6)	1,398.3

Schedule of reconciliation of effective tax rate
	2024	2023	2022
	US $ in millions

Profit (loss) for the year	2,153.8	(2,687.9)	4,629.0
Income taxes	51.2	(127.6)	1,398.3
Profit (loss) excluding income taxes	2,205.0	(2,815.5)	6,027.3

Income tax using the domestic corporation tax rate	507.2	(647.6)	1,386.3
Current year losses and other temporary differences
for which no deferred tax asset was recognized		488.7	2.3
Utilization of carried forward tax losses for which no
deferred tax assets were recognized	(471.0)
Effect of tax rates in foreign jurisdictions	9.2	7.4	0.4
Non-deductible expenses	0.2	5.8	7.3
Effect of different tax rates on specific gains	5.7	15.2	3.8
Effect of share of profits (losses) of associates	(0.5)	1.8	0.2
Other	0.4	1.1	(2.0)
	51.2	(127.6)	1,398.3

Schedule of recognised deferred tax assets and liabilities
	Assets		Liabilities		Net
	2024	2023	2024	2023	2024	2023
	US $ in millions

Fixed assets (including right of use assets) (*)			(591.7)	(428.9)	(591.7)	(428.9)
Financial instruments and	549.4	405.0			549.4	405.0
Employee benefits	13.4	13.4			13.4	13.4
Tax losses carry-forwards	0.5	0.4			0.5	0.4
Other items	8.3	6.6			8.3	6.6

Net deferred tax assets
(liabilities)	571.6	425.4	(591.7)	(428.9)	(20.1)	(3.5)

Net deferred tax assets
recognized in the statement
of the financial position					7.5	2.6
Net deferred tax liabilities
recognized in the statement
of the financial position					(27.6)	(6.1)
					(20.1)	(3.5)

Schedule of movement in deferred tax assets and liabilities during the year
	Fixed assets (including right of use assets)	Financial Instruments and lease liabilities	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance at January 1, 2024	(428.9)	405.0	13.4	0.4	6.6	(3.5)
Recognized in profit or loss	(162.8)	141.5	0.3	0.1	1.6	(19.3)
Recognized in other
comprehensive income		2.9	(0.3)		0.1	2.7
Balance at December 31, 2024	(591.7)	549.4	13.4	0.5	8.3	(20.1)

	Fixed assets (including right of use assets)	Financial Instruments and lease liabilities	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance at January 1, 2023	(955.9)	783.7	12.9	6.8	3.4	(149.1)
Recognized in profit or loss	527.0	(368.2)	0.5	(6.4)	3.2	156.1
Recognized in other
comprehensive income		(10.5)				(10.5)
Balance at December 31, 2023	(428.9)	405.0	13.4	0.4	6.6	(3.5)